Document and Entity Information	Apr. 25, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 25, 2023
Entity Registrant Name	OneSpaWorld Holdings Limited
Entity Incorporation, State or Country Code	C5
Entity File Number	001-38843
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Office Number 2
Entity Address, Address Line Two	Pineapple Business Park
Entity Address, Address Line Three	Airport Industrial Business Park 11
Entity Address, Postal Zip Code	N-624
Entity Address, City or Town	Nassau
Entity Address, Country	BS
City Area Code	242
Local Phone Number	322-2670
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, par value $0.0001 per share
Trading Symbol	OSW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001758488